PREPAID EXPENSES AND OTHER ASSETS - Additional information (Details) ¥ in Thousands, $ in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2020 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Prepaid expenses and other assets:
Business cooperation deposit					¥ 1,286,000	¥ 319,000
Goodwill					¥ 4,778	¥ 4,778
Impairment of goodwill | $		$ 0	$ 0	$ 0
Insurance brokerage
Prepaid expenses and other assets:
Total consideration	¥ 15,500
Fair value of assets acquired	53,800
Fair value of liabilities assumed	38,300
Goodwill	¥ 4,800